SELECTED STATEMENT OF OPERATIONS DATA (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and development expenses:
Research and development expenses	$ 4,539	$ 5,030	$ 4,643
Research and Development Expense [Member]
Research and development expenses:
Payroll and related expenses	3,614	3,972	3,574
Rent and related expenses	367	378	286
Depreciation and amortization	114	133	163
Subcontracting	189	188	224
Other	$ 255	$ 359	$ 396